Fair Value Measurements: (Details 1) - USD ($)	Jun. 30, 2017	Dec. 31, 2016
Fair Value Measurementsdetails [Abstract]
Marketable securities fair value level one	$ 426,126	$ 541,216
Marketable securities fair value total	426,126	541,216
Convertible notes and interest notes fair value level two	51,148,557	77,164,724
Convertible notes and interest notes fair value total	$ 51,148,557	$ 77,164,724